Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents		$ 2,575,225	$ 597,160
Prepaid expenses and other current assets		502,528	649,080
Deferred offering costs			376,081
Total current assets		3,792,280	1,622,321
Non-current assets
Property and equipment, net		30,078	45,670
Right-of-use assets, net		228,439
Total non-current assets		258,517	45,670
TOTAL ASSETS		4,050,797	1,667,991
Current liabilities
Accrued expenses and other liabilities - current		76,213	214,746
Operating lease liabilities - current		78,734
Total current liabilities		192,459	302,202
Non-current liabilities
Convertible promissory notes payable			5,000,000
Accrued expenses and other liabilities – non-current			5,095
Operating lease liabilities – non-current		156,551
Total non-current liabilities		156,551	5,022,428
TOTAL LIABILITIES		349,010	5,324,630
Commitments and contingencies
Shareholders’ equity (deficit)
Additional paid-in capital		23,796,923	13,038,677
Accumulated deficit		(20,122,627)	(16,746,217)
Accumulated other comprehensive income		26,604	50,451
Total shareholders’ equity (deficit)		3,701,787	(3,656,639)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		4,050,797	1,667,991
Common Class A [Member]
Shareholders’ equity (deficit)
Ordinary Share	[1]	482
Common Class B [Member]
Shareholders’ equity (deficit)
Ordinary Share	[1]	405	450
Related Party [Member]
Current assets
Due from a related party		714,527
Current liabilities
Due to related parties - current		37,512	87,456
Non-current liabilities
Due to related parties – non-current			$ 17,333

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.